November 5, 2025

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Department of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Horizon Funds (the “Registrant”) File Nos. 333-205411; 811-23063

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectuses and Statement of Additional Information, each dated November 3, 2025, for Horizon Small/Mid Cap Core Equity ETF, Horizon International Equity ETF, and Horizon International Managed Risk ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A that was filed electronically on November 3, 2025 (SEC Accession No. 0001398344-25-020219).

If you have any questions, please contact Jeffrey Skinner of Kilpatrick Townsend & Stockton LLP at 336-607-7512.

Sincerely,

/s/ John Drahzal
John Drahzal, President